UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10065

Tax-Managed Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio                                                                                as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 1.6%
Armor Holdings, Inc. (1)	44,010	$2,662,605
		$2,662,605
Biotechnology — 1.4%
Martek Biosciences Corp. (1)	100,300	$2,337,993
		$2,337,993
Capital Markets — 4.7%
Affiliated Managers Group, Inc. (1)	21,790	$2,427,406
Greenhill & Co., Inc.	32,420	2,429,231
Lazard, Ltd., Class A (2)	56,310	2,858,296
		$7,714,933
Chemicals — 4.6%
International Flavors & Fragrances, Inc.	57,230	$2,774,510
Scotts Miracle-Gro Co., Class A	25,240	1,352,107
Terra Industries, Inc. (1)	234,770	3,340,777
		$7,467,394
Commercial Services & Supplies — 2.8%
FTI Consulting, Inc. (1)	99,430	$2,725,376
Knoll, Inc.	80,390	1,767,776
		$4,493,152
Communications Equipment — 2.3%
Harris Stratex Networks, Class A (1)	81,980	$1,801,920
3Com Corp. (1)	492,200	1,919,580
		$3,721,500
Computer Peripherals — 0.5%
Stratasys, Inc. (1)	27,220	$877,573
		$877,573
Construction & Engineering — 1.6%
Foster Wheeler, Ltd. (1)(2)	49,070	$2,623,773
		$2,623,773
Diversified Consumer Services — 1.9%
Capella Education Co. (1)	32,140	$913,419
DeVry, Inc.	75,650	2,130,304
		$3,043,723

Diversified Financial Services — 1.4%
Nasdaq Stock Market, Inc. (1)	67,970	$2,316,418
		$2,316,418
Electric Utilities — 0.9%
ITC Holdings Corp.	34,536	$1,502,316
		$1,502,316
Electrical Equipment — 1.1%
AMETEK, Inc.	52,350	$1,814,451
		$1,814,451
Electronic Equipment & Instruments — 9.7%
Avnet, Inc. (1)	82,980	$2,576,529
Excel Technology, Inc. (1)	88,250	2,430,405
FLIR Systems, Inc. (1)	90,340	2,792,409
IPG Photonics Corp. (1)	18,010	475,644
L-1 Identity Solutions, Inc. (1)	79,750	1,151,590
Osi Systems, Inc. (1)	38,510	923,470
Paxar Corp. (1)	39,200	861,616
Tektronix, Inc.	79,360	2,243,507
Zygo Corp. (1)	156,050	2,395,368
		$15,850,538
Energy Equipment & Services — 3.5%
Dresser-Rand Group, Inc. (1)	108,807	$2,824,630
Input/Output, Inc. (1)	207,670	2,843,002
		$5,667,632
Food & Staples Retailing — 0.8%
Susser Holdings Corp. (1)	71,810	$1,304,070
		$1,304,070
Food Products — 0.5%
Hain Celestial Group, Inc., (The) (1)	26,810	$788,214
		$788,214
Health Care Equipment & Supplies — 7.9%
DJ Orthopedics, Inc. (1)	46,800	$1,937,520
IDEXX Laboratories, Inc. (1)	14,900	1,278,569
Respironics, Inc. (1)	66,650	2,839,290
Sirona Dental Systems, Inc.	62,470	2,674,965
West Pharmaceutical Services, Inc.	48,100	2,334,293
Wright Medical Group, Inc. (1)	86,350	1,890,202
		$12,954,839
Health Care Providers & Services — 0.7%
VCA Antech, Inc. (1)	34,050	$1,144,761
		$1,144,761

Hotels, Restaurants & Leisure — 0.8%
Cheesecake Factory, Inc. (The) (1)	45,660	$1,261,586
		$1,261,586
Household Durables — 3.1%
Jarden Corp. (1)	111,690	$4,095,672
Universal Electronics, Inc. (1)	48,200	1,006,416
		$5,102,088
Household Products — 1.5%
Church & Dwight Co., Inc.	53,420	$2,420,460
		$2,420,460
Insurance — 3.2%
Philadelphia Consolidated Holding Corp. (1)	58,300	$2,626,998
RLI Corp.	43,410	2,402,309
Security Capital Assurance (2)	8,120	231,095
		$5,260,402
IT Services — 3.1%
Euronet Worldwide, Inc. (1)	86,760	$2,503,894
MoneyGram International, Inc.	86,300	2,588,137
		$5,092,031
Machinery — 3.3%
RBC Bearings, Inc. (1)	90,928	$2,789,671
Titan International, Inc.	114,230	2,648,994
		$5,438,665
Media — 2.6%
Central European Media Enterprises, Ltd. (1)(2)	40,300	$3,497,637
Focus Media Holding Ltd. ADR (1)	8,890	734,848
		$4,232,485
Metals & Mining — 3.4%
Aber Diamond Corp. (2)	87,650	$3,367,441
IAMGOLD Corp. (2)	143,126	1,262,371
Meridian Gold, Inc. (1)(2)	30,460	890,041
		$5,519,853
Multiline Retail — 1.5%
Big Lots, Inc. (1)	94,630	$2,453,756
		$2,453,756
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	101,100	$1,687,359
		$1,687,359

Oil, Gas & Consumable Fuels — 5.2%
Denbury Resources, Inc. (1)	88,600	$2,454,220
Forest Oil Corp. (1)	41,020	1,309,358
Petrohawk Energy Corp. (1)	198,390	2,289,421
Range Resources Corp.	79,215	2,431,108
		$8,484,107
Personal Products — 1.5%
Playtex Products, Inc. (1)	173,550	$2,443,584
		$2,443,584
Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	93,770	$2,408,951
Douglas Emmett, Inc.	45,440	1,243,238
Equity One, Inc.	31,310	868,540
Essex Property Trust, Inc.	11,551	1,667,271
		$6,188,000
Road & Rail — 2.5%
Kansas City Southern (1)	95,100	$2,858,706
Landstar System, Inc.	28,990	1,225,987
		$4,084,693
Semiconductors & Semiconductor Equipment — 1.4%
Verigy, Ltd. (1)(2)	127,460	$2,336,342
		$2,336,342
Software — 5.0%
Parametric Technology Corp. (1)	171,650	$3,402,103
Sybase, Inc. (1)	137,400	3,557,286
Transaction Systems Architects, Inc. (1)	33,780	1,221,147
		$8,180,536
Specialty Retail — 2.0%
Barnes & Noble, Inc.	41,230	$1,605,084
Men’s Wearhouse, Inc., (The)	37,490	1,609,821
		$3,214,905
Thrifts & Mortgage Finance — 0.5%
WSFS Financial Corp.	12,060	$836,843
		$836,843
Trading Companies & Distributors — 2.9%
GATX Corp.	54,450	$2,482,920
Kaman Corp.	97,380	2,219,290
		$4,702,210

Wireless Telecommunication Services — 1.8%
NII Holdings, Inc., Class B (1)	39,500	$2,915,100
		$2,915,100
Total Common Stocks (identified cost $130,057,529)		$160,140,890

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (5)	$3,674	$3,673,773
Total Short-Term Investments (at amortized cost, $3,673,773)		$3,673,773
Total Investments — 100.4% (identified cost $134,291,302)		$164,050,663
Other Assets, Less Liabilities — (0.4)%		$(624,335)
Net Assets — 100.0%		$163,426,328

(1)	Non-income producing security.
(2)	Foreign security.
(3)	Restricted security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(5)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	89.9%	$146,803,666
Bermuda	5.6%	9,210,801
Canada	3.5%	5,699,854
Singapore	1.4%	2,336,342
	100.4%	$164,050,663

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$134,291,302
Gross unrealized appreciation	$31,408,162
Gross unrealized depreciation	(1,648,801)
Net unrealized appreciation	$29,759,361

Restricted Securities

At January 31, 2007, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 20, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	March 20, 2007